Investment Objectives and Goals	Dec. 23, 2025
TrueShares S&P Autocallable High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES S&P AUTOCALLABLE HIGH INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares S&P Autocallable High Income ETF (the “Fund”) is to generate high monthly income while reducing downside risk.
TrueShares S&P Autocallable Defensive Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY—TRUESHARES S&P AUTOCALLABLE DEFENSIVE INCOME ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of TrueShares S&P Autocallable Defensive Income ETF (the “Fund”) is to generate moderate monthly income while reducing downside risk.